INCOME TAXES - Additional Textual (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 08, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Income tax benefit			$ 4,145,000,000	$ 27,000,000	$ (133,000,000)
Tax Act - provisional net tax expense (benefit)			(975,000,000)
Tax Act - re-measurement of certain deferred tax assets and liabilities, income tax expense (benefit)			(774,000,000)
Tax Act - one-time transition tax on certain foreign earnings, income tax expense (benefit)			(88,000,000)
Tax Act - decrease in deferred tax asset attributable to certain legal accruals, income tax expense (benefit)			10,000,000
Tax Act - Outside basis differences in certain foreign subsidiaries, income tax expense (benefit)		$ 299,000,000
Reversal of previously established deferred tax liability, benefit			1,900,000,000
Net benefit related to the carryback of losses		400,000,000	400,000,000
Valuation allowance against deferred tax assets		2,001,000,000	2,001,000,000	1,857,000,000
Provisional deferred tax benefit related to intentions to amend prior tax filings			84,000,000
Unrecognized tax benefits including interest and penalties		598,000,000	598,000,000	423,000,000
Portion of unrecognized tax benefits, if recognized, would affect the Company's effective tax rate		273,000,000	273,000,000	185,000,000
Portion of unrecognized tax benefits that would not impact effective tax rate		325,000,000	325,000,000
Unrecognized tax benefits, net increase for tax positions of current year			147,000,000	16,000,000
Unrecognized tax benefits, net increase for tax positions of prior years			28,000,000	63,000,000
Accrued interest and penalties related to unrecognized tax benefits		41,000,000	41,000,000	39,000,000
Increase (decrease) recognized in interest and penalties			2,000,000	(7,000,000)
Estimated unrecognized tax benefits realized in next twelve months		0	0
Other Restructuring, Integration-related and Other Costs
Income Tax [Line Items]
Increase (decrease) in valuation allowance			491,000,000
Canadian Federal and Provincial
Income Tax [Line Items]
Increase (decrease) in valuation allowance			144,000,000
Accumulated losses available for federal and provincial purposes		5,047,000,000	5,047,000,000	3,456,000,000
Unclaimed investment tax credits and research and development credits		37,000,000	37,000,000	34,000,000
Valuation allowance against deferred tax assets		1,576,000,000	1,576,000,000	1,328,000,000
Canadian Federal and Provincial | Pooled Scientific Research and Experimental Development
Income Tax [Line Items]
Tax credit carryforward		210,000,000	210,000,000	195,000,000
United States - Federal
Income Tax [Line Items]
Accumulated losses available for federal and provincial purposes		1,703,000,000	1,703,000,000	651,000,000
Unclaimed investment tax credits and research and development credits		$ 95,000,000	95,000,000	$ 91,000,000
Foreign tax credits reversal			$ 342,000,000
Foreign | Australian Taxation Office
Income Tax [Line Items]
Notice of tax assessment, aggregate amount of possible loss	$ 117,000,000